Pledge of Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Pledge of Assets
27.	PLEDGE OF ASSETS
At the end of each reporting period, the carrying value of the Group’s assets which were pledged to secure credit facilities granted to the Group are as follows:

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Bank deposits	14,900	26,000	3,985
Property, plant and equipment	47,739	41,734	6,396
Right-of-use assets	54,575	53,035	8,128

	117,214	120,769	18,509